Discontinued operations and assets classified as held for sale (Tables)	12 Months Ended
Sep. 30, 2023
Discontinued operations and assets classified as held for sale
Schedule of assets and liabilities held for sale

	2023	2022	2021
	$'000	$'000	$'000
Property, plant and equipment	—	—	—
Investment property	—	—	—
Intangible assets	38,677	—	—
Trade and other receivables	—	—	—
Other financial assets	—	—	—
Assets held for sale	38,677	—	—

Deferred government grants	5,869	—	—
Employee benefits	—	—	—
Other financial liabilities	—	—	—
Liabilities held for sale	5,869	—	—

Schedule of impact of discontinued operations on the statement of comprehensive income

	2023	2022	2021
	$'000	$'000	$'000
Other operating income	4,986	12,843	—
Administrative expenses	(1,471)	(1,176)	—
Profit from discontinued operations	3,515	11,667	—

Schedule of net cash flows associated with discontinuing operations

	2023	2022	2021
	$'000	$'000	$'000
Net cash used in operating activities	4,986	12,843	—
Net cash used in investing activities	(12,438)	(25,021)	(8,881)
Net cash used in financing activities	1,316	2,161	2,459
Net cash flows for the year	(6,136)	(10,017)	(6,422)